Earnings (loss) per share attributable to common shareholders (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Shares [Abstract]
Earnings per share [Table Text Block]
	Year ended December 31,
	2019	2018
Earnings ($)
Net income (loss) attributable to common	(167,928)	(141,372)
Number of shares
Weighted average number of ordinary shares - basic	225,867,169	220,108,770
Effect of dilutive share options and warrants	-	-
Weighted average number of ordinary shares - diluted	225,867,169	220,108,770